RELATED PARTY TRANSACTIONS - Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	¥ 3,103	$ 487	¥ 3,024
Amounts due to related parties	3,793	$ 595	2,543
Shandong Shichuang Software Engineering Company Limited | Senior employee
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due to related parties	2,417		2,417
Jinan QCY Intelligent Technology Co., Ltd | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	774		774
Beijing QC Technology Company Limited | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	2,040		1,961
Amounts due to related parties	126		126
URSUS Information Technology (Beijing) Company Limited | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	201		201
Beijing HJRT Technology Company, Limited | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	88		¥ 88
Management Team Of Company [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due to related parties	¥ 1,250